Shareholder Fees (Vanguard Convertible Securities Fund Participant)	Vanguard Convertible Securities Fund Vanguard Convertible Securities Fund - Investor Shares 12/1/2013 - 11/30/2014
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none